22. Condensed Financial Information (Parent Company Only) (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	20	25
Preferred stock, shares outstanding (in shares)	20	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	5,382,103	5,322,320
Treasury stock (in shares)	210,101	210,101
Parent Company [Member]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	20	25
Preferred stock, shares outstanding (in shares)	20	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	5,382,103	5,322,320
Treasury stock (in shares)	210,101	210,101